Notes to income statement - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Profit (loss), attributable to owners of parent	€ 66,823	€ 44,626	€ 42,874
Weighted average shares, basic (in thousand of shares)	59,320	59,353	59,635
Earnings per share (EUR per share), basic	€ 1.13	€ 0.75	€ 0.72
Dilutive effect of share options on number of ordinary shares	1,354	801	195
Weighted average shares, diluted (in thousand of shares)	60,674	60,154	59,830
Earnings per share (EUR per share), diluted	€ 1.10	€ 0.74	€ 0.72